United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-23259

(Investment Company Act File Number)

Federated Adviser Series

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 5/31/20

Date of Reporting Period: Six months ended 11/30/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
November 30, 2019
Share Class | Ticker	Institutional | PIEFX

Federated Emerging Markets Equity Fund
Successor to the PNC Emerging Markets Equity Fund Established 2017

A Portfolio of Federated Adviser Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Emerging Markets Equity Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2019 through November 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
China	34.0%
Taiwan	10.7%
South Korea	9.7%
Thailand	4.6%
Brazil	4.4%
Argentina	4.4%
Egypt	3.7%
Indonesia	2.7%
Hungary	2.3%
Poland	2.1%
Kenya	2.1%
Hong Kong	2.0%
Philippines	1.9%
Russia	1.7%
India	1.6%
United Arab Emirates	1.5%
Vietnam	1.4%
Colombia	1.0%
Other[2]	2.0%
Cash Equivalents[3]	2.1%
Other Assets and Liabilities—Net[4]	4.1%
TOTAL	100.0%
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1

At November 30, 2019, the Fund's sector classification5 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	21.6%
Information Technology	16.8%
Consumer Discretionary	15.3%
Communication Services	12.5%
Health Care	9.9%
Real Estate	5.3%
Industrials	4.4%
Energy	3.8%
Consumer Staples	3.3%
Materials	0.9%
Cash Equivalents[2]	2.1%
Other Assets and Liabilities—Net[3]	4.1%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	For purposes of this table, country classifications constitute 91.8% of the Fund's investments. Remaining countries have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds.
4	Assets, other than investments in securities less liabilities. See Statement of Assets and Liabilities.
5	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
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Portfolio of Investments
November 30, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—93.8%
		Argentina—4.4%
1,971	[1]	Globant SA	$210,897
582	[1]	Mercadolibre, Inc.	337,898
		TOTAL	548,795
		Bangladesh—0.5%
14,911		Grameenphone Ltd.	55,740
		Brazil—4.4%
11,905		Banco Bradesco SA, ADR	93,454
21,664	[1]	BK Brasil Operacao e Assessoria a Restaurantes SA	85,301
13,785		Notre Dame Intermedica Participacoes S.A.	184,584
12,629	[1]	Petroleo Brasileiro SA, ADR	186,025
		TOTAL	549,364
		China—34.0%
4,690	[1]	Alibaba Group Holding Ltd., ADR	938,000
1,015,202		Anton Oilfield Services Group	97,282
176,154		Bank of China Ltd.	70,690
127,420		China Aoyuan Group Ltd.	182,353
69,985		China Merchants Bank Co. Ltd.	330,850
76,000		China Pharmaceutical Enterprise and Investment Corp. Ltd.	173,044
1,267		CNOOC Ltd., ADR	183,994
32,665		Haidilao International Holding Ltd.	137,275
800		Kweichow Moutai Co. Ltd.	128,534
2,645	[1]	Pinduoduo, Inc., ADR	95,088
18,796	[1]	Ping An Healthcare and Technology Company Ltd.	125,074
29,444		Ping An Insurance (Group) Co. of China Ltd.	333,691
4,248		Silergy Corp.	123,848
4,100		Sunny Optical Technology Group Co. Ltd.	67,223
19,300		Tencent Holdings Ltd.	818,215
5,642	[1]	Tencent Music Entertainment Group, ADR	70,130
21,448	[1]	WuXi PharmaTech Cayman, Inc.	242,306
304,479		Zijin Mining Group Co. Ltd.	113,955
		TOTAL	4,231,552
		Colombia—1.0%
2,533		Bancolombia S.A., ADR	122,268
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Egypt—3.7%
169,965	[1]	Cleopatra Hospital	$62,103
42,777		Commercial International Bank Egypt	209,109
28,814	[1]	Integrated Diagnostics Holdings PLC	133,611
108,723		Juhayna Food Industries	57,329
		TOTAL	462,152
		Georgia—0.3%
3,269	[1]	Georgia Capital PLC	39,884
		Hong Kong—2.0%
25,174		AIA Group Ltd.	252,172
		Hungary—2.3%
6,060		OTP Bank RT	285,089
		India—1.6%
3,268		HDFC Bank Ltd., ADR	201,799
		Indonesia—2.7%
97,648		PT Bank Central Asia	217,262
419,900		PT Bank Rakyat Indonesia Tbk	121,699
		TOTAL	338,961
		Kenya—2.1%
252,497		Equity Group Holdings Ltd.	125,566
464,773		Safaricom Ltd.	132,346
		TOTAL	257,912
		Philippines—1.9%
209,300		Ayala Land, Inc.	187,397
66,600		Puregold Price Club, Inc.	52,622
		TOTAL	240,019
		Poland—2.1%
8,305	[1]	AmRest Holdings S.E.	99,555
4,870	[1]	Dino Polska Spolka	167,777
		TOTAL	267,332
		Qatar—0.7%
15,501		Qatar National Bank	81,969
		Russia—1.7%
5,010	[1]	Yandex NV	210,270
		Singapore—0.5%
1,649	[1]	Sea Ltd., ADR	61,079
		South Korea—9.7%
1,522		Dentium Co. Ltd.	72,418
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Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—continued
1,053		Fila Korea Ltd.	$46,002
1,588		Kakao Corp.	209,062
1,039		Samsung Electro-Mechanics Co.	97,641
9,527		Samsung Electronics Co. Ltd.	406,858
1,923		Samsung SDI Co. Ltd.	376,085
		TOTAL	1,208,066
		Taiwan—10.7%
16,299		AirTac International Group	236,284
7,000		Hiwin Technologies Corp.	59,863
17,571		Merida Industry Co. Ltd.	100,861
7,047		Momo.com, Inc.	64,677
11,877	[1]	Taimed Biologics, Inc.	53,164
60,098		Taiwan Semiconductor Manufacturing Co. Ltd	603,357
21,169		Win Semiconductors Corp.	209,915
		TOTAL	1,328,121
		Thailand—4.6%
64,200		Airports of Thailand Public Co. Ltd.	160,305
270,100		Bangkok Expressway Public Co. Ltd.	96,495
54,185		Central Pattana PCL	111,543
103,800		Muangthai Capital PCL	206,795
		TOTAL	575,138
		United Arab Emirates—1.5%
5,716		NMC Health PLC	185,296
		Vietnam—1.4%
44,960		Vinhomes Joint Stock Company	178,237
		TOTAL COMMON STOCKS (IDENTIFIED COST $9,223,595)	11,681,215
		INVESTMENT COMPANY—2.1%
264,010		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.77%[2] (IDENTIFIED COST $264,089)	264,089
		TOTAL INVESTMENT IN SECURITIES—95.9% (IDENTIFIED COST $9,487,684)[3]	11,945,304
		OTHER ASSETS AND LIABILITIES - NET—4.1%[4]	514,867
		TOTAL NET ASSETS—100%	$12,460,171
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Affiliated fund holdings are investment companies which are managed by the Adviser, the former Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
	PNC Government Money Market Fund, Class I Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 5/31/2019	278,404	—	278,404
Purchases/Additions	920,958	486,255	1,407,213
Sales/Reductions	(1,199,362)	(222,245)	(1,421,607)
Balance of Shares Held 11/30/2019	—	264,010	264,010
Value	$—	$264,089	$264,089
Change in Unrealized Appreciation/Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	N/A	$—	$—
Dividend Income	$2,528	$170	$2,698
1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
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The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$3,901,472	$7,779,743	$—	$11,681,215
Investment Company	264,089	—	—	264,089
TOTAL SECURITIES	$4,165,561	$7,779,743	$—	$11,945,304
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2019	Year Ended May 31,		Period Ended 5/31/2017[2]
		2019	2018
Net Asset Value, Beginning of Period	$11.23	$13.23	$11.09	$10.00
Income From Investment Operations:
Net investment income[3]	0.01	0.05	0.03	0.03
Net realized and unrealized gain (loss)	0.85	(1.84)	2.17	1.04
TOTAL FROM INVESTMENT OPERATIONS	0.86	(1.79)	2.20	1.07
Less Distributions:
Distributions from net investment income	—	(0.02)	(0.03)	—
Distributions from net realized gain	—	(0.19)	(0.03)	—
TOTAL DISTRIBUTIONS	—	(0.21)	(0.06)	—
Payment by Affiliate[3]	—	—[4,5]	—	0.02[6]
Net Asset Value, End of Period	$12.09	$11.23	$13.23	$11.09
Total Return[7]	7.66%	(13.38)%[5]	19.84%	10.90%[6]
Ratios to Average Net Assets:
Net expenses	1.23%[8]	1.25%	1.25%	1.25%[8]
Net investment income	0.12%[8]	0.43%	0.26%	1.71%[8]
Expense waiver/reimbursement[9]	1.66%[8]	1.06%	0.83%	2.29%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$12,460	$11,557	$13,392	$11,107
Portfolio turnover	22%	34%	36%	7%
1	PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into Federated Emerging Markets Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series, as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from March 31, 2017 (date operations commenced) to May 31, 2017.
3	Per share data calculated using average shares outstanding method.
4	Represents less than $0.01.
5	During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the “former Adviser”) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
6	During the period ended May 31, 2017, a payment was made by the former Adviser to offset a trade error in the Fund. Excluding this item, the total return would have been 10.80% for Class I Shares.
7	Based on net asset value. Total returns for periods less than one year are not annualized.
8	Computed on an annualized basis.
9	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
November 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $264,089 of investment in an affiliated holding* (identified cost $9,487,684)		$11,945,304
Cash denominated in foreign currencies (identified cost $3,693)		3,682
Receivable for investments sold		799,724
Income receivable		3,866
TOTAL ASSETS		12,752,576
Liabilities:
Payable for investments purchased	$234,430
Payable for capital gains taxes withheld	25,477
Bank overdraft	8,765
Payable for transfer agent fee	5,097
Payable for portfolio accounting fees	5,043
Payable to adviser (Note 5)	1,952
Payable for administrative fee (Note 5)	351
Accrued expenses (Note 5)	11,290
TOTAL LIABILITIES		292,405
Net assets for 1,030,966 shares outstanding		$12,460,171
Net Assets Consists of:
Paid-in capital		$10,350,273
Total distributable earnings (loss)		2,109,898
TOTAL NET ASSETS		$12,460,171
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,460,171 ÷ 1,030,966 shares outstanding, no par value, unlimited shares authorized		$12.09
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended November 30, 2019 (unaudited)
Investment Income:
Dividends (including $170 received from an affiliated holding* and net of foreign taxes withheld of $10,647)			$78,954
Interest			2,946
TOTAL INCOME			81,900
Expenses:
Investment adviser fee (Note 5)		$60,387
Administrative fee (Note 5)		351
Custodian fees		13,711
Transfer agent fees (Note 2)		15,437
Directors'/Trustees' fees (Note 5)		5,078
Auditing fees		2,885
Legal fees		6,838
Portfolio accounting fees		29,940
Share registration costs		35,291
Printing and postage		1,090
Taxes		1,321
Miscellaneous (Note 5)		3,542
TOTAL EXPENSES		175,871
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(60,208)
Reimbursement of other operating expenses (Notes 2 and 5)	(40,764)
TOTAL WAIVER AND REIMBURSEMENT		(100,972)
Net expenses			74,899
Net investment income			7,001
Realized and Unrealized Gain on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			2,920
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			878,168
Net realized and unrealized gain (loss) on investments and foreign currency transactions			881,088
Change in net assets resulting from operations			$888,089
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2019	Year Ended 5/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,001	$52,001
Net realized gain (loss)	2,920	(382,858)
Net change in unrealized appreciation/depreciation	878,168	(1,466,391)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	888,089	(1,797,248)
Distributions to Shareholders:
Class A Shares	—	(315)
Institutional Shares (formerly, Class I Shares)	—	(211,314)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(211,629)
Share Transactions:
Proceeds from sale of shares	41,643	55,642
Net asset value of shares issued to shareholders in payment of distributions declared	—	211,630
Cost of shares redeemed	(66,745)	(56,115)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(25,102)	211,157
Payment by Affiliate (Note 5)	—	2,761
Change in net assets	862,987	(1,794,959)
Net Assets:
Beginning of period	11,597,184	13,392,143
End of period	$12,460,171	$11,597,184
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2019 (unaudited)
1. Organization
Federated Adviser Series, (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eleven portfolios. The financial statements included herein are only those of Federated Emerging Markets Equity (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
On August 26, 2019, the Fund's Class A Shares, Class C Shares and Class R6 Shares became effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale.
PNC Emerging Markets Equity Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Class A Shares, Class I Shares, and Class R6 Shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $88,569 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended November 30, 2019, transfer agent fees and share registration costs for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Share Registration Costs
Class A Shares	$5,039	$(5,039)	$1,187
Class R6	5,017	(5,017)	970
Institutional Shares (formerly, Class I Shares)	5,381	(5,255)	33,134
TOTAL	$15,437	$(15,311)	$35,291
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the Code) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	2	$20	1,741	$21,653
Shares issued to shareholders in payment of distributions declared	—	—	31	315
Shares redeemed/exchanged	(1,774)	(21,754)	—	—
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(1,772)	$(21,734)	1,772	$21,968

	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,048	$12,585
Proceeds from shares issued in connection with the exchange of shares from Class A and Class R6 to Institutional Shares	3,379	41,623	—	—
Shares issued to shareholders in payment of distributions declared	—	—	20,624	211,315
Shares redeemed	(1,919)	(23,381)	(4,695)	(56,115)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,460	$18,242	16,977	$167,785
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	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,754	$20,001
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed/exchanged	(1,754)	(21,610)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,754)	$(21,610)	1,754	$20,001
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,066)	$(25,102)	20,503	$209,754
4. FEDERAL TAX INFORMATION
At November 30, 2019, the cost of investments for federal tax purposes was $9,487,684. The net unrealized appreciation of investments for federal tax purposes was $ 2,457,620. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $ 2,833,264 and net unrealized depreciation from investments for those securities having an excess of cost over value of $375,644. The amounts presented are inclusive of derivative contracts.
As of May 31, 2019, the Fund had a capital loss carryforward of $194,075 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$194,075	$—	$194,075
Under current tax rules a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of May 31, 2019, for federal income tax purposes, a late year ordinary loss of $186,680 was deferred to June 1, 2019.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Prior to November 18, 2019, the annual advisory fee was 1.00% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period November 18, 2019 to November 30, 2019, the Adviser voluntarily waived $4,009 of its fee and voluntarily reimbursed $401 of transfer agent fees and $7,707 of other operating expenses.
For the period ended November 15, 2019, the former Adviser waived $56,199 of its fee and voluntarily reimbursed $14,910 of transfer agent fees and reimbursed $17,746 of other operating expenses.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period November 18, 2019 to November 30, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Prior to November 18, 2019, the former Adviser was a party to a Co-Administration and Accounting Service Agreement, pursuant to which the former Adviser served as a Co-Administrator to the Predecessor Fund and was entitled to an annual fee up to 0.05% of the Fund's average aggregate net assets. For their services as Co-Administrator, approximately 0.0275% was allocated to the former Adviser. For the six months ended November 30, 2019, the former Adviser was paid $2,632.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 18, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.98% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Prior to November 18, 2019, the Fund's former Adviser had contractually agreed to waive fees and reimburse expenses, other than certain excluded expenses, to the extent necessary so that the total annual fund operating expenses of the Predecessor Fund's Class I, Class A and Class R6 Shares did not exceed 1.25%, 1.51% and 1.24%, respectively, of average daily net assets. This expense limitation applied until September 29, 2019.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
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Affiliated Shares of Beneficial Interest
As of November 30, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
Payment by Affiliate
During the fiscal year ended May 31, 2019, payments were made by the former Adviser in the amount of $2,761 for trade errors in the Predecessor Fund. This amount is included as Payment by Affiliate in the Fund's Statement of Changes.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2019, were as follows:
Purchases	$2,552,000
Sales	$3,021,343
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund's management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the six months ended November 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual	$1,000.00	$1,076.60	$6.39[2]
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,018.85	$6.21[2]
1	Expenses are equal to the Fund's annualized net expense ratios of 1.23%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 0.98% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 183/366 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.09 and $4.95, respectively.
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Evaluation and Approval of Advisory Contract–May 2019
Federated Emerging Markets Equity Fund (THE “FUND”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract with Federated Global Investment Management Corp. (the “Adviser”) on behalf of the Fund. The Board's decision to approve the advisory contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated's recommendation to go forward with the development of the Fund.
The Fund is a newly-organized investment portfolio of Federated Adviser Series and successor to a corresponding series of PNC Funds (the “Predecessor Fund”) pursuant to a reorganization that is expected to take place in November 2019. The Fund is expected to have an investment objective and strategies substantially similar to those of the Predecessor Fund. The reorganization is part of the sale by the Predecessor Fund's investment adviser, PNC Capital Advisors, LLC (the “Predecessor Fund Adviser”), to Federated relating to the Predecessor Fund Adviser's business of providing investment management services to mutual funds (including the Predecessor Fund) and certain separate accounts and separately managed accounts (the “Acquisition”).
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its May 2019 meetings, in evaluating the reasonableness of the Fund's proposed management fee and in deciding to approve the proposed investment advisory contract. The Board also considered the materials and presentations received by the Board at its May 2019 meetings, including materials provided by Federated and the CCO's independent written evaluation, in connection with its annual approval of the continuation of the advisory contracts for the other funds advised by Federated (each, a “Federated Fund”). The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent
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Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund or its predecessor fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser and its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated on matters relating to the other Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
At the May meetings, in addition to separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory contract.
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The Board's consideration of the proposed investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Predecessor Fund's performance; the Fund's proposed investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the extensive due diligence reviews conducted by Federated in connection with the Acquisition; the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund's anticipated total expense ratios (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily
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available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered that the Adviser and its affiliates had agreed to limit the Fund's total expense ratios at specified levels for a period of one year from the date of the reorganization of the Predecessor Fund into the Fund.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund's proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the relevant Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referred to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO noted that Federated did not currently manage any Other Funds/Accounts with comparable investment strategies to the Fund's proposed investment strategy.
The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other proposed expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. In this regard, the Board considered that each of the portfolio managers of the Fund had managed the Predecessor Fund since its inception prior to becoming employees of Federated, that the Fund is expected
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to have an investment objective and investment strategies that are substantially similar to those of the Predecessor Fund, and that the portfolio managers are expected to implement the Fund's proposed investment strategies in a manner consistent with their implementation of those of the Predecessor Fund.
The Board also noted the compliance program of the Adviser and the compliance-related resources to be provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is anticipated to execute the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services to be provided to the Fund warrant the approval of the proposed advisory contract.
The Board noted that the Fund is newly formed and did not have a prior performance record, but considered the performance of the Predecessor Fund, which was previously managed by the Predecessor Fund Adviser and had the same portfolio managers who will be primarily responsible for the day-to-day management of the Fund. The Board reviewed the performance track record of the Predecessor Fund over different times periods and evaluated Federated's analysis of the Predecessor Fund's performance for these time periods, recognizing that the Fund is expected to assume the performance history of the Predecessor Fund. Federated also provided additional information to the Board about the broad range of the portfolio management team's investment experience and its investment philosophy and process. Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
In connection with the Board's governance of other Federated Funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated Funds. This information covers not only the fees under the investment advisory contracts but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, Federated frequently
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waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Because the Board was considering the advisory contract in the context of Federated's proposal to create a new Federated Fund, any other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationships with the Fund, including those mentioned above, are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated furnished information, requested by the CCO, that reported the projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Fund and makes only rough estimates of the cost to launch a Federated Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO's view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that while Federated regularly undertakes to establish new Federated Funds and maintains a number of other smaller Federated Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated's projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes
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for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that Federated has frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory contract, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory contract.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the proposed management fee for the Fund was reasonable.
The Board based its decision to approve the proposed investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the proposed investment advisory contract reflects its view that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated Funds (which the Board has found to be satisfactory with respect to such other Federated Funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Emerging Markets Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A598
Q454738 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2019
Share Class | Ticker	A | PMIEX	C | PIUCX	Institutional | PIUIX	R6 | PEIRX

Federated International Equity Fund
Successor to the PNC International Equity Fund Established 1997

A Portfolio of Federated Adviser Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated International Equity Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2019 through November 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
United Kingdom	12.8%
Japan	12.1%
Germany	9.2%
South Korea	6.9%
France	6.8%
Canada	5.4%
Sweden	5.1%
Switzerland	4.5%
China	4.3%
Norway	4.1%
Singapore	2.4%
Australia	2.3%
Ireland	1.9%
Finland	1.6%
India	1.5%
Argentina	1.4%
Brazil	1.2%
Colombia	1.1%
Puerto Rico	1.0%
Belgium	1.0%
Others[2]	10.7%
Exchange-Traded Fund	0.5%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100.0%
Semi-Annual Shareholder Report

At November 30, 2019, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Financials	19.1%
Consumer Discretionary	15.1%
Industrials	13.1%
Information Technology	12.1%
Health Care	10.4%
Materials	10.1%
Communication Services	7.8%
Consumer Staples	7.0%
Real Estate	1.3%
Utilities	0.8%
Energy	0.5%
Exchange-Traded Fund	0.5%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	0.4%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	For purposes of this table, country classifications constitute 86.6% of the Fund's investments. Remaining countries have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report

Portfolio of Investments
November 30, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—97.3%
		Argentina—1.4%
92,686	[1]	Globant SA	$9,917,402
21,311	[1]	Mercadolibre, Inc.	12,372,740
		TOTAL	22,290,142
		Australia—2.3%
169,904	[1]	Afterpay Touch Group Ltd.	3,628,706
214,090		Appen Ltd.	3,543,574
358,100		BHP Group PLC, ADR	15,906,802
831,138		Treasury Wine Estates Ltd.	10,537,006
208,075		Wisetech Global Ltd.	3,836,832
		TOTAL	37,452,920
		Austria—0.3%
121,515		Andritz AG	4,737,396
		Belgium—1.0%
140,212		Solvay S.A.	16,050,551
		Brazil—1.2%
530,346		Banco Bradesco SA, ADR	4,163,216
1,165,249	[1]	BK Brasil Operacao e Assessoria a Restaurantes SA	4,588,115
722,912		Notre Dame Intermedica Participacoes S.A.	9,679,921
		TOTAL	18,431,252
		Canada—5.4%
255,728		Agnico Eagle Mines Ltd.	15,241,389
130,683	[1]	Canada Goose Holdings, Inc.	4,985,556
62,111		Canadian National Railway Co.	5,657,691
54,218	[1]	Lululemon Athletica Inc.	12,236,460
303,976		Magna International, Inc., Class A	16,746,943
384,800		Methanex Corp.	14,319,554
283,566		Toronto Dominion Bank	16,350,463
		TOTAL	85,538,056
		China—4.3%
116,806	[1]	Alibaba Group Holding Ltd., ADR	23,361,200
100,972	[1]	Pinduoduo, Inc., ADR	3,629,943
1,454,182		Ping An Insurance (Group) Co. of China Ltd.	16,480,367
481,481		Tencent Holdings Ltd.	20,412,169
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		China—continued
357,894	[1]	WuXi PharmaTech, Inc.	$4,043,265
		TOTAL	67,926,944
		Colombia—1.1%
480,300		Banco Industrial Colombiano	5,691,926
256,900		Bancolombia S.A., ADR	12,400,563
		TOTAL	18,092,489
		Denmark—0.5%
182,561		GN Store Nord AS	8,596,355
		Egypt—0.9%
2,099,575		Commercial International Bank Egypt	10,263,431
6,611,005		Juhayna Food Industries	3,485,952
		TOTAL	13,749,383
		Finland—1.6%
284,100		Kone Corp. OYJ, Class B	17,780,135
228,890		Neste Oyj	7,740,441
		TOTAL	25,520,576
		France—6.8%
530,987		Danone SA, ADR	8,718,807
32,049		Dassault Systemes SA	5,045,362
185,379		Imerys SA	7,354,339
195,700		Ipsos	6,251,509
30,079		LVMH Moet Hennessy Louis Vuitton SA	13,484,515
135,100		Michelin, Class B	16,194,636
294,718		Publicis Groupe	12,966,246
446,595	[1]	Solutions 30 SE	4,734,508
34,052		Teleperformance	8,060,808
167,000		Vinci SA	18,203,479
122,892	[1]	Worldline SA	7,947,400
		TOTAL	108,961,609
		Germany—9.2%
15,408		Adidas AG	4,800,481
233,700		BASF SE	17,566,405
932,393		Deutsche Telekom AG, Class REG	15,654,003
205,520		Grand City Properties SA	4,768,983
105,100		Hannover Rueckversicherung SE	19,527,875
274,100		LANXESS AG	18,272,854
62,500		Muenchener Rueckversicherungs-Gesellschaft AG	17,942,612
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Germany—continued
12,981		Rational AG	$9,940,217
54,165		Rheinmetall AG	5,767,720
107,511		SAP SE, ADR	14,616,121
119,121		VIB Vermoegen AG	3,674,957
101,183		Wirecard AG	13,356,587
		TOTAL	145,888,815
		Hong Kong—0.8%
1,268,997		AIA Group Ltd.	12,711,729
		Hungary—0.5%
163,156		OTP Bank RT	7,675,574
		India—1.5%
157,655		HDFC Bank Ltd., ADR	9,735,196
1,436,920		Infosys Ltd., ADR	14,124,924
		TOTAL	23,860,120
		Ireland—1.9%
4,777,881		Greencore Group Plc.	15,003,273
58,369	[1]	ICON PLC	9,523,486
107,095		Kingspan Group PLC	5,782,761
		TOTAL	30,309,520
		Israel—0.9%
48,934	[1]	CyberArk Software Ltd.	5,996,862
70,818	[1]	Mellanox Technologies Ltd.	8,136,988
		TOTAL	14,133,850
		Italy—0.4%
735,068		Davide Campari - Milano SpA	6,708,349
17,192	[1]	Trevi Finanziaria SPA	307,180
		TOTAL	7,015,529
		Japan—12.1%
320,500		Asahi Group Holdings Ltd.	15,433,839
313,875		Asahi Intecc Co. Ltd.	9,165,228
252,700		Daicel Corp.	2,489,185
119,300		Daiichi Sankyo Co. Ltd.	7,503,423
132,641		En-Japan, Inc.	6,204,201
102,051		Hoya Corp.	9,317,707
1,154,500		Kansai Electric Power Co., Inc.	13,179,187
49,071		Kao Corp.	3,863,649
586,200		KDDI Corp.	16,830,594
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
38,336		Keyence Corp.	$13,135,394
140,798		Lasertec Corp.	12,161,002
268,383		M3, Inc.	7,391,537
207,252		Murata Manufacturing Co. Ltd.	12,032,776
90,224		Nidec Corp.	13,373,471
264,532		Nihon M&A Center, Inc.	8,812,718
20,272		Nintendo Co. Ltd.	7,846,569
386,872		Olympus Corp.	5,748,327
26,375		SMC Corp.	11,979,236
433,800		Sumitomo Mitsui Trust Holdings, Inc.	16,623,683
		TOTAL	193,091,726
		Kenya—0.9%
13,024,165		Equity Group Holdings Ltd.	6,476,881
27,662,134		Safaricom Ltd.	7,876,932
		TOTAL	14,353,813
		Netherlands—0.9%
52,824		ASML Holding N.V., ADR	14,295,231
		Norway—4.1%
911,844		DNB Bank ASA	15,287,154
6,338,543	[1]	NEL ASA	5,438,324
300,753		Norway Royal Salmon AS	7,818,122
366,467		SpareBaken Vest	2,407,657
1,359,853		SpareBank 1 SR-Bank ASA	14,322,016
196,469		Tomra Systems ASA	5,845,772
382,000		Yara International ASA	14,380,219
		TOTAL	65,499,264
		Philippines—0.4%
6,405,184		Ayala Land, Inc.	5,734,895
		Poland—0.2%
115,396	[1]	Dino Polska SA	3,975,533
		Puerto Rico—1.0%
292,500		Popular, Inc.	16,178,175
		Qatar—0.3%
909,143		Qatar National Bank	4,807,521
		Russia—0.4%
139,845	[1]	Yandex NV	5,869,295
Semi-Annual Shareholder Report

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Singapore—2.4%
409,878		DBS Group Holdings Ltd.	$7,564,596
4,519,096		Singapore Technologies Engineering Ltd.	13,661,306
860,838		United Overseas Bank Ltd.	16,247,240
		TOTAL	37,473,142
		South Africa—0.2%
171,800	[1]	Sasol Ltd.	3,092,079
		South Korea—6.9%
65,948		Fila Korea Ltd.	2,881,020
59,259		Hyundai Mobis	12,298,114
100,528		Kakao Corp.	13,234,648
397,400		Kia Motors Corp.	14,559,397
129,700		Korea Tobacco & Ginseng Corp.	10,741,716
903,900		LG UPlus Corp.	10,254,633
388,089		Samsung Electronics Co. Ltd.	16,573,632
52,588		Samsung SDI Co. Ltd.	10,284,746
307,100		Shinhan Financial Group Co. Ltd.	11,327,260
116,900		SK Hynix, Inc.	8,006,781
		TOTAL	110,161,947
		Spain—0.9%
406,219		Grifols SA	13,877,633
		Sweden—5.1%
417,000		Duni AB	5,396,275
347,926		Loomis AB	14,523,287
680,338	[1]	Medicover AB	7,331,761
293,580		MIPS AB	5,535,888
964,300		SKF Ab, Class B	18,400,554
28,246	[1]	Spotify Technology SA	4,026,467
1,488,900		Svenska Handelsbanken AB	14,607,816
135,796		Thule Group AB/The	2,957,119
425,461		Vitrolife AB	8,316,587
		TOTAL	81,095,754
		Switzerland—4.5%
3,228		Barry Callebaut AG	6,487,527
174,200		Nestle S.A.	18,104,023
184,666		Novartis AG	17,024,346
52,840		Roche Holding AG	16,280,010
43,396	[1]	TEMENOS Group AG	6,575,403
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Switzerland—continued
36,261	Vifor Pharma AG	$6,463,584
	TOTAL	70,934,893
	Taiwan—0.3%
457,017	Win Semiconductors Corp.	4,531,852
	Thailand—0.9%
3,712,500	Siam Commercial Bank PLC	14,852,369
	United Arab Emirates—0.6%
293,593	NMC Health PLC	9,517,410
	United Kingdom—12.8%
335,694	Ashtead Group PLC	10,186,197
236,991	AstraZeneca PLC, ADR	11,489,323
2,617,395	Babcock International Group PLC	19,964,421
421,792	BELLWAY PLC	18,211,516
779,716	Burford Capital Ltd.	8,323,129
1,009,100	Cineworld Group PLC	2,710,197
351,121	Clinigen Group PLC	3,954,341
354,267	Compass Group PLC	8,671,752
2,114,800	Countryside Properties PLC	10,812,675
1,076,730	Inchcape PLC	9,062,108
82,766	Linde PLC	17,067,177
318,923	Mondi PLC, UK	6,906,463
535,877	Mondi PLC, SAF	11,624,118
219,426	Next PLC	19,175,041
2,919,545	Signature Aviation PLC	12,158,095
1,734,034	Standard Chartered PLC	15,634,047
8,128,087	Taylor Wimpey PLC	18,304,371
	TOTAL	204,254,971
	Vietnam—0.4%
1,478,330	Vinhomes Joint Stock Company	5,860,602
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,254,881,577)	1,548,400,915
	EXCHANGE-TRADED FUND—0.5%
89,598	iShares MSCI EAFE Growth Index Fund (IDENTIFIED COST $7,527,101)	7,583,575
	INVESTMENT COMPANIES—1.8%
10,838,395	Federated Government Obligations Fund, Premier Shares, 1.57%[2]	10,838,395
Semi-Annual Shareholder Report

Shares		Value in U.S. Dollars
	INVESTMENT COMPANIES—continued
17,161,800	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.77%[2]	$17,166,949
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $28,005,344)	28,005,344
	TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $1,290,414,022)[3]	1,583,989,834
	OTHER ASSETS AND LIABILITIES - NET—0.4%[4]	6,859,430
	TOTAL NET ASSETS—100%	$1,590,849,264
Affiliated fund holdings are investment companies which are managed by the Adviser, the former Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
	PNC Government Money Market Fund, Class I Shares	Federated Government Obligations Fund, Premier Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 5/31/2019	37,377,717	—	—	37,377,717
Purchases/Additions	247,483,331	27,770,442	36,292,787	311,546,560
Sales/Reductions	(284,861,048)	(16,932,047)	(19,130,987)	(320,924,082)
Balance of Shares Held 11/30/2019	—	10,838,395	17,161,800	28,000,195
Value	$—	$10,838,395	$17,166,949	$28,005,344
Change in Unrealized Appreciation/ Depreciation	N/A	N/A	$—	$—
Net Realized Gain/(Loss)	N/A	N/A	$—	$—
Dividend Income	$244,521	$6,275	$13,640	$264,436
1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$385,439,147	$1,162,961,768	$—	$1,548,400,915
Exchange-Traded Fund	7,583,575	—	—	7,583,575
Investment Companies	28,005,344	—	—	28,005,344
TOTAL SECURITIES	$421,028,066	$1,162,961,768	$—	$1,583,989,834
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2019	Year Ended May 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.13	$24.57	$21.70	$18.42	$20.45	$20.31
Income From Investment Operations:
Net investment income	0.03[2]	0.24[2]	0.25[2]	0.20[2]	0.21[2]	0.24[2]
Net realized and unrealized gain (loss)	1.90	(2.11)	2.74	3.22	(1.91)	0.12
TOTAL FROM INVESTMENT OPERATIONS	1.93	(1.87)	2.99	3.42	(1.70)	0.36
Less Distributions:
Distributions from net investment income	—	(0.17)	(0.12)	(0.14)	(0.33)	(0.22)
Distributions from net realized gain	—	(0.40)	—	—	—	—
TOTAL DISTRIBUTIONS	—	(0.57)	(0.12)	(0.14)	(0.33)	(0.22)
Payment by Affiliate	—	0.00[3,4]	0.00[4,5]	—	—	—
Net Asset Value, End of Period	$24.06	$22.13	$24.57	$21.70	$18.42	$20.45
Total Return[6]	8.72%	(7.43)%[3]	13.86%[5]	18.70%	(8.31)%	1.85%
Ratios to Average Net Assets:
Net expenses	1.25%[7]	1.25%	1.20%[8]	1.28%	1.27%	1.27%
Net investment income	0.27%[7]	1.01%	1.04%[8]	1.05%	1.15%	1.23%
Expense waiver/reimbursement[9]	0.26%[7]	0.06%	0.13%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$44,961	$58,932	$68,019	$58,740	$33,483	$18,963
Portfolio turnover	16%	28%	33%	32%	19%	29%
Semi-Annual Shareholder Report

1	PNC International Equity Fund (the “Predecessor Fund”) was reorganized into Federated International Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share data calculated using average shares outstanding method.
3	During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
4	Represents less than $0.01.
5	During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
7	Computed on an annualized basis.
8	During the fiscal year ended May 31, 2018, a portion of the Class A Shares distribution plan payable balance in excess of actual expenses incurred was reversed, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the net investment income would have been lower.
9	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2019	Year Ended May 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$21.12	$23.50	$20.81	$17.66	$19.64	$19.54
Income From Investment Operations:
Net investment income	0.02[2]	0.08[2]	0.10[2]	0.01[2]	0.06[2]	0.13[2]
Net realized and unrealized gain (loss)	1.75	(2.02)	2.59	3.14	(1.80)	0.10
TOTAL FROM INVESTMENT OPERATIONS	1.77	(1.94)	2.69	3.15	(1.74)	0.23
Less Distributions:
Distributions from net investment income	—	(0.04)	(0.00)[3]	(0.00)[3]	(0.24)	(0.13)
Distributions from net realized gain	—	(0.40)	—	—	—	—
TOTAL DISTRIBUTIONS	—	(0.44)	(0.00)[3]	(0.00)[3]	(0.24)	(0.13)
Payment by Affiliate		0.00[3,4]	0.00[3,5]	—	—	—
Net Asset Value, End of Period	$22.89	$21.12	$23.50	$20.81	$17.66	$19.64
Total Return[6]	8.38%	(8.11)%[4]	13.00%[5]	17.86%	(8.87)%	1.32%
Ratios to Average Net Assets:
Net expenses	1.98%[7]	1.97%	1.96%	1.96%	1.90%	1.88%
Net investment income	0.15%[7]	0.35%	0.46%	0.05%	0.35%	0.66%
Expense waiver/reimbursement[8]	0.53%[7]	0.55%	0.07%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,416	$5,895	$4,909	$3,108	$3,126	$2,566
Portfolio turnover	16%	28%	33%	32%	19%	29%
Semi-Annual Shareholder Report

1	PNC International Equity Fund (the “Predecessor Fund”) was reorganized into Federated International Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share data calculated using average shares outstanding method.
3	Represents less than $0.01.
4	During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
5	During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
6	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2019	Year Ended May 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$22.34	$24.79	$21.90	$18.58	$20.61	$20.45
Income From Investment Operations:
Net investment income	0.14[2]	0.30[2]	0.32[2]	0.22[2]	0.24[2]	0.30[2]
Net realized and unrealized gain (loss)	1.85	(2.12)	2.76	3.28	(1.90)	0.13
TOTAL FROM INVESTMENT OPERATIONS	1.99	(1.82)	3.08	3.50	(1.66)	0.43
Less Distributions:
Distributions from net investment income	—	(0.23)	(0.19)	(0.18)	(0.37)	(0.27)
Distributions from net realized gain	—	(0.40)	—	—	—	—
TOTAL DISTRIBUTIONS	—	(0.63)	(0.19)	(0.18)	(0.37)	(0.27)
Payment by Affiliate	—	0.00[3,4]	0.00[3,5]	—	—	—
Net Asset Value, End of Period	$24.33	$22.34	$24.79	$21.90	$18.58	$20.61
Total Return[6]	8.91%	(7.12)%[4]	14.07%[5]	19.02%	(8.02)%	2.25%
Ratios to Average Net Assets:
Net expenses	0.98%[7]	0.94%	0.97%	0.98%	0.98%	0.98%
Net investment income	1.23%[7]	1.28%	1.35%	1.11%	1.31%	1.49%
Expense waiver/reimbursement[8]	0.00%[7,9]	0.00%[9]	0.07%	0.08%	0.08%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$976,096	$939,068	$1,334,669	$995,486	$769,692	$631,411
Portfolio turnover	16%	28%	33%	32%	19%	29%
Semi-Annual Shareholder Report

1	PNC International Equity Fund (the “Predecessor Fund”) was reorganized into Federated International Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Per share data calculated using average shares outstanding method.
3	Represents less than $0.01.
4	During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
5	During the period ended May 31, 2018, a payment was made by the former Adviser to offset a Brazilian dividend repatriation error in the Fund. The payment, net of the error, had no impact on the total return of the Fund.
6	Based on net asset value. Total returns for periods less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2019	Period Ended 5/31/2019[2]
Net Asset Value, Beginning of Period	$22.34	$25.51
Income From Investment Operations:
Net investment income	0.14[3]	0.39[3]
Net realized and unrealized gain (loss)	1.86	(2.92)
TOTAL FROM INVESTMENT OPERATIONS	2.00	(2.53)
Less Distributions:
Distributions from net investment income	—	(0.24)
Distributions from net realized gain	—	(0.40)
TOTAL DISTRIBUTIONS	—	(0.64)
Payment by Affiliate	—	0.00[4,5]
Net Asset Value, End of Period	$24.34	$22.34
Total Return[6]	8.95%	(9.17)%[4]
Ratios to Average Net Assets:
Net expenses	0.90%[7]	0.89%[7]
Net investment income	1.24%[7]	1.76%[7]
Expense waiver/reimbursement[8]	0.08%[7]	0.02%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$563,376	$595,000
Portfolio turnover	16%	28%[9]
1	PNC International Equity Fund (the “Predecessor Fund”) was reorganized into Federated International Equity Fund (the “Fund”), a portfolio of the Federated Adviser Series as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from June 11, 2018 (date of initial investment) to May 31, 2019.
3	Per share data calculated using average shares outstanding method.
4	During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Fund. The payment, net of the error, had no impact to the total return of the Fund.
5	Represents less than $0.01.
6	Based on net asset value. Total returns for periods of less than one year are not annualized.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended May 31, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
November 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $28,005,344 of investment in affiliated holdings* (identified cost $1,290,414,022)		$1,583,989,834
Cash denominated in foreign currencies (identified cost $1,111,893)		1,107,727
Receivable for shares sold		16,434,714
Receivable for investments sold		9,208,706
Income receivable		8,584,025
TOTAL ASSETS		1,619,325,006
Liabilities:
Payable for investments purchased	$15,627,730
Payable for shares redeemed	10,100,816
Bank overdraft	547,986
Payable for investment adviser fee (Note 5)	929,836
Payable for administrative fee (Note 5)	44,561
Payable for other service fees (Notes 2 and 5)	4,569
Payable for Directors'/Trustees' fees (Note 5)	2,660
Payable for distribution services fee (Note 5)	1,714
Accrued expenses (Note 5)	1,215,870
TOTAL LIABILITIES		28,475,742
Net assets for 65,415,781 shares outstanding		$1,590,849,264
Net Assets Consists of:
Paid-in capital		$1,308,225,867
Total distributable earnings (loss)		282,623,397
TOTAL NET ASSETS		$1,590,849,264
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($44,960,812 ÷ 1,868,451 shares outstanding), no par value, unlimited shares authorized	$24.06
Offering price per share (100/94.50 of $24.06)	$25.46
Redemption proceeds per share	$24.06
Class C Shares:
Net asset value per share ($6,415,834 ÷ 280,349 shares outstanding), no par value, unlimited shares authorized	$22.89
Offering price per share	$22.89
Redemption proceeds per share (99.00/100 of $22.89)	$22.66
Institutional Shares:
Net asset value per share ($976,096,146 ÷ 40,122,771 shares outstanding), no par value, unlimited shares authorized	$24.33
Offering price per share	$24.33
Redemption proceeds per share	$24.33
Class R6 Shares:
Net asset value per share ($563,376,472 ÷ 23,144,210 shares outstanding), no par value, unlimited shares authorized	$24.34
Offering price per share	$24.34
Redemption proceeds per share	$24.34
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended November 30, 2019 (unaudited)
Investment Income:
Dividends (including $264,436 received from affiliated holdings* and net of foreign taxes withheld of $822,660)			$17,003,350
Interest			239,924
TOTAL INCOME			17,243,274
Expenses:
Investment adviser fee (Note 5)		$6,425,547
Administrative fee (Note 5)		44,561
Custodian fees		346,489
Transfer agent fees (Note 2)		454,363
Directors'/Trustees' fees (Note 5)		42,092
Legal fees		42,818
Distribution services fee (Note 5)		23,025
Other service fees (Notes 2 and 5)		64,875
Portfolio accounting fees		346,604
Share registration costs		91,991
Printing and postage		19,492
Miscellaneous (Note 5)		90,196
TOTAL EXPENSES		7,992,053
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(105,924)
Reimbursement of other operating expenses (Notes 2 and 5)	(213,943)
TOTAL WAIVER AND REIMBURSEMENTS		(319,867)
Net expenses			7,672,186
Net investment income			9,571,088
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions			(15,409,907)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			142,580,726
Net realized and unrealized gain (loss) on investments and foreign currency transactions			127,170,819
Change in net assets resulting from operations			$136,741,907
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2019	Year Ended 5/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$9,571,088	$20,961,869
Net realized loss	(15,409,907)	(25,876,136)
Net change in unrealized appreciation/depreciation	142,580,726	(108,067,204)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	136,741,907	(112,981,471)
Distributions to Shareholders:
Class A Shares	—	(1,348,505)
Class C Shares	—	(117,439)
Institutional Shares	—	(22,259,180)
Class R6 Shares	—	(16,654,576)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(40,379,700)
Share Transactions:
Proceeds from sale of shares	129,170,370	1,416,683,878
Net asset value of shares issued to shareholders in payment of distributions declared	—	23,679,519
Cost of shares redeemed	(273,958,169)	(1,095,808,329)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(144,787,799)	344,555,068
Payment by Affiliate (Note 5)	—	104,487
Change in net assets	(8,045,892)	191,298,384
Net Assets:
Beginning of period	1,598,895,156	1,407,596,772
End of period	$1,590,849,264	$1,598,895,156
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
November 30, 2019 (unaudited)
1. ORGANIZATION
Federated Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eleven portfolios. The financial statements included herein are only those of Federated International Equity Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
PNC International Equity Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the fund is informed on the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $319,867 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended November 30, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$56,948	$(46,037)
Class C Shares	7,916	(14,204)
Institutional Shares	375,346	(74,271)
Class R6 Shares	14,153	(35,283)
TOTAL	$454,363	$(169,795)
Prior to November 18, 2019, certain class specific expenses were borne directly by each share class of the Fund as follows:
	Printing and Postage	Share Registration Cost
Class A Shares	$1,610	$12,773
Class C Shares	281	8,867
Institutional Shares	16,374	47,950
Class R6 Shares	1,227	22,401
TOTAL	$19,492	$91,991
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares, to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended November 30, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$57,076
Class C Shares	7,799
TOTAL	$64,875
For the six months ended November 30, 2019, the Fund's Institutional Shares and Class R6 Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Semi-Annual Shareholder Report

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	159,307	$3,681,777	1,120,413	$25,630,549
Shares issued to shareholders in payment of distributions declared	—	—	40,975	833,030
Shares redeemed	(954,292)	(22,232,667)	(1,266,700)	(29,608,754)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(794,985)	$(18,550,890)	(105,312)	$(3,145,175)

	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	40,430	$883,960	124,503	$2,772,839
Shares issued to shareholders in payment of distributions declared	—	—	5,486	106,726
Shares redeemed	(39,232)	(861,159)	(59,785)	(1,299,574)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	1,198	$22,801	70,204	$1,579,991

	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	4,724,182	$111,661,211	24,347,941	$572,372,376
Shares issued to shareholders in payment of distributions declared	—	—	859,307	17,603,998
Shares redeemed	(6,641,378)	(156,314,491)	(37,008,112)	(903,458,280)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,917,196)	$(44,653,280)	(11,800,864)	$(313,481,906)
Semi-Annual Shareholder Report

	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	551,247	$12,943,422	33,287,327	$815,908,114
Shares issued to shareholders in payment of distributions declared	—	—	250,647	5,135,765
Shares redeemed	(4,038,372)	(94,549,852)	(6,906,639)	(161,441,721)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(3,487,125)	$(81,606,430)	26,631,335	$659,602,158
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,198,108)	$(144,787,799)	14,795,363	$344,555,068
4. FEDERAL TAX INFORMATION
At November 30, 2019, the cost of investments for federal tax purposes was $1,290,414,022. The net unrealized appreciation of investments for federal tax purposes was $293,575,812. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $340,751,091 and net unrealized depreciation from investments for those securities having an excess of cost over value of $47,175,279.
As of May 31, 2019, the Fund had a capital loss carryforward of $20,953,723 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$20,953,723	$—	$20,953,723
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund's average daily net assets. Prior to November 18, 2019, the annual advisory fee was 0.80% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the period November 18, 2019 to November 30, 2019, the Adviser voluntarily waived $72,938 of its fee and voluntarily reimbursed $21,677 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the period November 18, 2019 to November 30, 2019, the Adviser reimbursed $766.
For the six months ended November 30, 2019, the former Adviser, waived $32,220 of its fee and reimbursed $148,118 of transfer agent fees and $44,148 of other operating expenses.
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Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of the Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the Fund allocated to Polaris equal to the annual rate of 0.40% of the Fund's average daily assets for the monthly period.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period November 18, 2019 to November 30, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Prior to November 18, 2019, the former Adviser was a party to a Co-Administration and Accounting Services Agreement, pursuant to which the former Adviser served as a Co-Administrator to the Predecessor Fund and was entitled to an annual fee up to 0.05% of the Predecessor Fund's average aggregate net assets up to $1 billion and 0.03% between $1 billion and $10 billion. For their services as Co-Administrator, approximately 0.0234% was allocated to the former Adviser. For the six months ended November 30, 2019, the former Adviser was paid $293,224.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended November 30, 2019, distribution services fees for the Fund were as follows:
Distribution Service Fees Incurred
Class C Shares	$23,025
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the period November 18, 2019 to November 30, 2019, FSC retained $811 of fees paid by the Fund. For the period November 18, 2019 to November 30, 2019, the Fund's Class A Shares did not incur a distribution fee; however, it may begin to incur this fee upon approval of the Trustees. For the period June 1, 2019 to November 18, 2019, the fee was 0.00% for the Class A Shares of the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the period November 18, 2019 to November 30, 2019, FSC retained $32 in sales charges from the sale of Class A Shares.
Interfund Transactions
During the six months ended November 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $64,074,117 and $36,068,773, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC and FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 18, 2019, annual fund operating expenses (as shown in the financial highlights, excluding tax reclaim recovery expenses, interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 1.19%, 1.94%, 0.94%, and 0.90% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Prior to November 18, 2019, the Fund's former Adviser had contractually agreed to waive fees and reimburse expenses, other than certain excluded expenses, to the extent necessary so that the total annual fund operating expense of the Predecessor Fund's Class A, Class C, Class I and Class R6 Shares did not exceed 1.26%, 1.98%, 0.98% and 0.90%, respectively, of average daily net assets. This expense limitation applied until September 29, 2019.
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Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Payment by Affiliate
During the fiscal year ended May 31, 2019, payments were made by the former Adviser in the amount of $104,487 for trade errors in the Predecessor Fund. This amount is included as Payment by Affiliate in the Fund's Statements of Changes.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2019, were as follows:
Purchases	$242,576,545
Sales	$375,156,180
7. CONCENTRATION OF RISK
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the six months ended November 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,087.20	$6.52
Class C Shares	$1,000	$1,083.80	$10.31
Institutional Shares	$1,000	$1,089.10	$5.12
Class R6 Shares	$1,000	$1,089.50	$4.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.75	$6.31
Class C Shares	$1,000	$1,015.10	$9.97
Institutional Shares	$1,000	$1,020.10	$4.95
Class R6 Shares	$1,000	$1,020.50	$4.55
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.25%
Class C Shares	1.98%
Institutional Shares	0.98%
Class R6 Shares	0.90%
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Evaluation and Approval of Advisory Contract–May 2019
Federated International Equity Fund (THE “FUND”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract with Federated Global Investment Management Corp. (“FGIM”) and a separate proposed subadvisory contract with Polaris Capital Management, LLC (the “Sub-Adviser” and together with FGIM, the “Advisers”) on behalf of the Fund. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated's recommendation to go forward with the development of the Fund.
The Fund is a newly-organized investment portfolio of Federated Adviser Series and successor to a corresponding series of PNC Funds (the “Predecessor Fund”) pursuant to a reorganization that is expected to take place in November 2019. The Fund is expected to have an investment objective and strategies substantially similar to those of the Predecessor Fund. The reorganization is part of the sale by the Predecessor Fund's investment adviser, PNC Capital Advisors, LLC (the “Predecessor Fund Adviser”), to Federated relating to the Predecessor Fund Adviser's business of providing investment management services to mutual funds (including the Predecessor Fund) and certain separate accounts and separately managed accounts (the “Acquisition”).
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its May 2019 meetings, in evaluating the reasonableness of the Fund's proposed management fee and in deciding to approve the proposed investment advisory and subadvisory contracts. The Board also considered the materials and presentations received by the Board at its May 2019 meetings, including materials provided by Federated and the CCO's independent written evaluation, in connection with its annual approval of the continuation of the advisory and subadvisory contracts for the other funds advised by Federated (each, a “Federated Fund”). The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board,
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and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund or its predecessor fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser and its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working with Federated on matters relating to the other Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
At the May meetings, in addition to separate sessions of the Independent Trustees without management present, senior management of FGIM also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory and subadvisory contracts.
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The Board's consideration of the proposed investment advisory and subadvisory contracts included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Advisers' investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Predecessor Fund's performance; the Fund's proposed investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory and subadvisory fee and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by each Adviser and its affiliates. The Board also considered the extensive due diligence reviews conducted by Federated in connection with the Acquisition; the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund's anticipated total expense ratios (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more
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relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered that FGIM and its affiliates had agreed to limit the Fund's total expense ratios at specified levels for a period of one year from the date of the reorganization of the Predecessor Fund into the Fund.
The Board reviewed the proposed contractual advisory and subadvisory fee rates, proposed net advisory fee rate and proposed other expenses of the Fund and noted the position of the Fund's proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was above the median of the relevant Peer Group. The Board also considered absolute and relative information regarding the proposed contractual subadvisory fee rate, which would be paid only on the portion of the Fund's assets that are managed by the Sub-Adviser.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referred to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO also reviewed the fees and expenses of other Federated Funds with investment objectives and strategies similar to those proposed for the Fund.
The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other proposed expenses of the Fund and was satisfied that the proposed overall expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by each Adviser and the resources of each Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, each Adviser's organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. The Board considered the personnel and other resources dedicated to the Sub-Adviser's operational, compliance and legal functions. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund and
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each Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. In this regard, the Board considered that each of the portfolio managers of the Fund had managed the Predecessor Fund, that the Fund is expected to have an investment objective and investment strategies that are substantially similar to those of the Predecessor Fund, and that the portfolio managers are expected to implement the Fund's proposed investment strategies in a manner consistent with their implementation of those of the Predecessor Fund.
The Board considered the range of investment advisory services to be provided by the Sub-Adviser under the oversight of FGIM, including the daily investment of the portion of the assets of the Fund that are allocated to the Sub-Adviser. In evaluating these investment advisory services, the Board considered, among other things, the Sub-Adviser's investment philosophy and process, investment research capabilities and resources, performance record, trade execution capabilities and experience.
The Board considered that FGIM would retain overall responsibility for the management and investment of the assets of the Fund and that, in this capacity, FGIM would play an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Board evaluated information about the nature and extent of the responsibilities retained and risks assumed by FGIM and not delegated to or assumed by the Sub-Adviser. In this regard, the Board considered that FGIM would monitor and evaluate the performance of the Sub-Adviser, monitor the Sub-Adviser for adherence to the stated investment objectives, strategies, policies and restrictions of the Fund, and supervise the Sub-Adviser with respect to the services that the Sub-Adviser would provide under the subadvisory contract. The Board also considered the process used by FGIM to recommend to the Board that the Sub-Adviser be appointed as the sub-adviser to the Fund. In addition, the Board considered that FGIM would be responsible for the daily investment of the portion of the Fund's assets that are not allocated to the Sub-Adviser, and that FGIM may change the allocation of the Fund's assets between itself and the Sub-Adviser from time to time.
The Board also noted the compliance program of each Adviser and the compliance-related resources to be provided to the Fund by each Adviser, including each Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Advisers are anticipated to execute the Fund's investment program. The Advisers' ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Advisers' investment management services to be provided to the Fund warrant the approval of the proposed advisory and subadvisory contracts.
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The Board noted that the Fund is newly formed and did not have a prior performance record, but considered the performance of the Predecessor Fund, which was previously managed by the Predecessor Fund Adviser and sub-advised by the Sub-Adviser and had the same portfolio managers who will be primarily responsible for the day-to-day management of the Fund. The Board reviewed the performance track record of the Predecessor Fund over different times periods and evaluated Federated's analysis of the Predecessor Fund's performance for these time periods, recognizing that the Fund is expected to assume the performance history of the Predecessor Fund. Federated also provided additional information to the Board about the broad range of the portfolio management team's investment experience and its investment philosophy and process. Based on these considerations, the Board concluded that it was satisfied that FGIM and the Sub-Adviser have the capability of providing satisfactory investment performance for the Fund.
In connection with the Board's governance of other Federated Funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated Funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, Federated frequently waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board also considered possible indirect benefits that may accrue to the Advisers and their affiliates as a result of the Acquisition. Because the Board was considering the advisory and subadvisory contracts in the context of Federated's proposal to create a new Federated Fund, any other indirect benefits that may accrue to the Advisers and their affiliates as a result of the Advisers' relationships with the Fund, including those mentioned above, are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in
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allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Fund and makes only rough estimates of the cost to launch a Federated Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO's view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that while Federated regularly undertakes to establish new Federated Funds and maintains a number of other smaller Federated Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated's projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared to be financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that Federated has frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should
Semi-Annual Shareholder Report

not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory and subadvisory contracts.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the proposed management fee for the Fund was reasonable.
The Board based its decision to approve the proposed investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the proposed investment advisory and subadvisory contracts reflects its view that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated Funds (which the Board has found to be satisfactory with respect to such other Federated Funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated International Equity Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A713
CUSIP 31423A697
CUSIP 31423A689
CUSIP 31423A671
Q454744 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Semi-Annual Shareholder Report
November 30, 2019
Share Class | Ticker	Institutional | PIGDX

Federated International Growth Fund
Successor to the PNC International Growth Fund Established 2016

A Portfolio of Federated Adviser Series
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated International Growth Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from June 1, 2019 through November 30, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Tables (unaudited)
At November 30, 2019, the Fund's portfolio composition1 was as follows:
Country	Percentage of Total Net Assets
Japan	16.3%
China	8.4%
Germany	7.1%
Switzerland	6.8%
United Kingdom	6.7%
France	6.0%
Canada	4.6%
Sweden	3.5%
South Korea	3.3%
Australia	2.8%
Singapore	2.8%
Argentina	2.7%
Norway	2.4%
Brazil	2.3%
Ireland	1.9%
Israel	1.8%
Spain	1.8%
Kenya	1.8%
Netherlands	1.8%
Hong Kong	1.8%
Egypt	1.7%
Vietnam	1.7%
India	1.2%
United Arab Emirates	1.1%
Denmark	1.1%
Finland	1.0%
Hungary	1.0%
Other[2]	4.0%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	(1.2)%
TOTAL	100.0%
Semi-Annual Shareholder Report
1

At November 30, 2019, the Fund's sector classification composition5 was as follows:
Sector Classification	Percentage of Total Net Assets
Information Technology	19.3%
Health Care	18.5%
Consumer Discretionary	13.6%
Industrials	13.1%
Financials	12.2%
Consumer Staples	9.0%
Communication Services	7.5%
Real Estate	3.4%
Materials	1.8%
Energy	1.0%
Cash Equivalents[3]	1.8%
Other Assets and Liabilities—Net[4]	(1.2)%
TOTAL	100.0%
1	Country allocations are based primarily on the country in which a company is incorporated. However, the Fund's Adviser may allocate a company to a country based on other factors such as location of the company's principal office, the location of the principal trading market for the company's securities or the country where a majority of the company's revenues are derived.
2	For purposes of this table, country classifications constitute 95.4% of the Fund's investments. Remaining countries have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
5	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
Semi-Annual Shareholder Report
2

Portfolio of Investments
November 30, 2019 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—99.4%
		Argentina—2.7%
523	[1]	Globant SA	$55,961
122	[1]	Mercadolibre, Inc.	70,831
		TOTAL	126,792
		Australia—2.8%
1,035	[1]	Afterpay Touch Group Ltd.	22,105
1,305		Appen Ltd.	21,600
5,063		Treasury Wine Estates Ltd.	64,188
1,290		Wisetech Global Ltd.	23,787
		TOTAL	131,680
		Brazil—2.3%
3,123		Banco Bradesco SA, ADR	24,516
6,867		BK Brasil Operacao e Assessoria a Restaurantes SA	27,038
4,269		Notre Dame Intermedica Participacoes S.A.	57,163
		TOTAL	108,717
		Canada—4.6%
1,463		Agnico Eagle Mines Ltd.	87,195
742	[1]	Canada Goose Holdings, Inc.	28,307
368		Canadian National Railway Co.	33,521
318	[1]	Lululemon Athletica Inc.	71,770
		TOTAL	220,793
		China—8.4%
683	[1]	Alibaba Group Holding Ltd., ADR	136,600
623	[1]	Pinduoduo, Inc., ADR	22,397
8,345		Ping An Insurance (Group) Co. of China Ltd.	94,575
2,880		Tencent Holdings Ltd.	122,096
2,109	[1]	WuXi PharmaTech Cayman, Inc.	23,826
		TOTAL	399,494
		Denmark—1.1%
1,083		GN Store Nord AS	50,996
		Egypt—1.7%
12,567		Commercial International Bank Egypt	61,432
39,043		Juhayna Food Industries	20,587
		TOTAL	82,019
Semi-Annual Shareholder Report
3

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Finland—1.0%
1,349		Neste Oyj	$45,619
		France—6.0%
3,078		Danone SA, ADR	50,541
186		Dassault Systemes SA	29,281
178		LVMH Moet Hennessy Louis Vuitton SA	79,798
2,631	[1]	Solutions 30 SE	27,892
212		Teleperformance	50,185
727	[1]	Worldline SA	47,015
		TOTAL	284,712
		Germany—7.1%
91		Adidas AG	28,352
1,224		Grand City Properties SA	28,402
79		Rational AG	60,494
318		Rheinmetall AG	33,862
634		SAP SE, ADR	86,192
721		VIB Vermoegen AG	22,243
597		Wire Card AG	78,807
		TOTAL	338,352
		Hong Kong—1.8%
8,335		AIA Group Ltd.	83,493
		Hungary—1.0%
969		OTP Bank RT	45,586
		India—1.2%
909		HDFC Bank Ltd., ADR	56,131
		Ireland—1.9%
344	[1]	ICON PLC	56,127
653		Kingspan Group PLC	35,260
		TOTAL	91,387
		Israel—1.8%
289	[1]	Cyber-Ark Software Ltd.	35,417
440	[1]	Mellanox Technologies Ltd.	50,556
		TOTAL	85,973
		Italy—0.9%
4,544		Davide Campari - Milano SpA	41,469
		Japan—16.3%
1,958		Asahi Intecc Co. Ltd.	57,174
670		Daiichi Sankyo Co. Ltd.	42,140
Semi-Annual Shareholder Report
4

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Japan—continued
917		En-Japan, Inc.	$42,892
597		Hoya Corp.	54,509
309		Kao Corp.	24,329
226		Keyence Corp.	77,436
868		Lasertec Corp.	74,971
1,629		M3, Inc.	44,864
1,251		Murata Manufacturing Co. Ltd.	72,632
530		Nidec Corp.	78,559
1,607		Nihon M&A Center, Inc.	53,536
125		Nintendo Co. Ltd.	48,383
2,270		Olympus Corp.	33,729
156		SMC Corp.	70,854
		TOTAL	776,008
		Kenya—1.8%
76,299		Equity Group Holdings Ltd.	37,943
167,067		Safaricom Ltd.	47,573
		TOTAL	85,516
		Netherlands—1.8%
309		ASML Holding N.V., ADR	83,622
		Norway—2.4%
36,981	[1]	NEL ASA	31,729
1,855		Norway Royal Salmon AS	48,221
1,154		Tomra Systems ASA	34,336
		TOTAL	114,286
		Philippines—0.7%
37,176		Ayala Land, Inc.	33,286
		Poland—0.5%
681	[1]	Dino Polska Spolka	23,459
		Qatar—0.6%
5,515		Qatar National Bank	29,163
		Russia—0.7%
821	[1]	Yandex NV	34,457
		Singapore—2.8%
2,531		DBS Group Holdings Ltd.	46,711
27,845		Singapore Technologies Engineering Ltd.	84,176
		TOTAL	130,887
Semi-Annual Shareholder Report
5

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		South Korea—3.3%
393		Fila Korea Ltd.	$17,169
592		Kakao Corp.	77,938
324		Samsung SDI Co. Ltd.	63,365
		TOTAL	158,472
		Spain—1.8%
2,507		Grifols SA	85,646
		Sweden—3.5%
4,207	[1]	Medicover AB	45,337
1,735		MIPS AB	32,716
166	[1]	Spotify Technology SA	23,663
804		Thule Group AB/The	17,508
2,507		Vitrolife AB	49,005
		TOTAL	168,230
		Switzerland—6.8%
20		Barry Callebaut AG	40,195
1,075		Nestle S.A.	111,721
309		Roche Holding AG	95,203
258	[1]	TEMENOS Group AG	39,093
207		Vifor Pharma AG	36,898
		TOTAL	323,110
		Taiwan—0.6%
2,669		Win Semiconductors Corp.	26,466
		United Arab Emirates—1.1%
1,680		NMC Health PLC	54,461
		United Kingdom—6.7%
2,074		Ashtead Group PLC	62,933
1,359		AstraZeneca PLC, ADR	65,884
4,434		Burford Capital Ltd.	47,331
2,256		Clinigen Group PLC	25,407
2,111		Compass Group PLC	51,673
12,349		Countryside Properties PLC	63,139
		TOTAL	316,367
		Vietnam—1.7%
20,060		Vinhomes Joint Stock Company	79,525
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,247,741)	4,716,173
Semi-Annual Shareholder Report
6

Shares		Value in U.S. Dollars
	INVESTMENT COMPANY—1.8%
88,317	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.77%[2] (IDENTIFIED COST $88,344)	$88,344
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $3,336,085)[3]	4,804,517
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[4]	(58,713)
	TOTAL NET ASSETS—100%	$4,745,804
Affiliated fund holdings are investment companies which are managed by the Adviser, the former Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
	PNC Government Money Market Fund, Class I Shares	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 5/31/2019	167,535	—	167,535
Purchases/Additions	661,479	239,734	901,213
Sales/Reductions	(829,014)	(151,417)	(980,431)
Balance of Shares Held 11/30/2019	—	88,317	88,317
Value	$—	$88,344	$88,344
Change in Unrealized Appreciation/Depreciation	N/A	$—	$—
Net Realized Gain/(Loss)	N/A	$—	$—
Dividend Income	$1,321	$71	$1,392
1	Non-income-producing security.
2	7-day net yield.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
7

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$1,398,379	$3,317,794	$—	$4,716,173
Investment Company	88,344	—	—	88,344
TOTAL SECURITIES	$1,486,723	$3,317,794	$—	$4,804,517
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares (formerly, Class I Shares)
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 11/30/2019	Year Ended May 31,			Period Ended 5/31/2016[2]
		2019	2018	2017
Net Asset Value, Beginning of Period	$11.87	$14.79	$12.59	$10.92	$10.00
Income From Investment Operations:
Net investment income	0.02[3]	0.08[3]	0.06[3]	0.07[3]	0.06[3]
Net realized and unrealized gain (loss)	1.20	(1.28)	2.32	1.70	0.86
TOTAL FROM INVESTMENT OPERATIONS	1.22	(1.20)	2.38	1.77	0.92
Less Distributions:
Distributions from net investment income	—	(0.06)	(0.07)	(0.08)	—
Distributions from net realized gain	—	(1.67)	(0.11)	(0.02)	—
TOTAL DISTRIBUTIONS	—	(1.73)	(0.18)	(0.10)	—
Payment by Affiliate[4]	—	0.01	—	—	—
Net Asset Value, End of Period	$13.09	$11.87	$14.79	$12.59	$10.92
Total Return[5]	10.19%	(6.61)%[4]	18.97%	16.48%	9.20%
Ratios to Average Net Assets:
Net expenses	0.85%[6]	0.85%	0.85%	0.85%	0.85%[6]
Net investment income	0.15%[6]	0.58%	0.44%	0.62%	2.41%[6]
Expense waiver/reimbursement[7]	3.16%[6]	2.54%	1.73%	2.78%	5.63%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,746	$5,412	$6,199	$6,454	$3,273
Portfolio turnover	44%	54%	64%	49%	8%
1	PNC International Growth Fund (the “Predecessor Fund”) was reorganized into Federated International Growth Fund (the “Fund”), a portfolio of the Federated Adviser Series as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Reflects operations for the period from February 29, 2016 (date operations commenced) to May 31, 2016.
3	Per share data calculated using average shares outstanding method.
4	During the period ended May 31, 2019, a payment was made by PNC Capital Advisors, LLC (the former Adviser) to offset a trade error in the Predecessor Fund. Excluding this item, the total return would have been (6.76)%.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities
November 30, 2019 (unaudited)
Assets:
Investment in securities, at value including $88,344 of investment in affiliated holdings* (identified cost $3,336,085)		$4,804,517
Cash denominated in foreign currencies (identified cost $7,515)		7,482
Receivable for investments sold		47,670
Income receivable		12,999
Receivable from investment adviser		2,571
TOTAL ASSETS		4,875,239
Liabilities:
Payable for investments purchased	$104,031
Bank overdraft	3,293
Payable for transfer agent fees	4,939
Payable for portfolio accounting fees	4,582
Payable for legal fees	3,555
Payable for share registration costs	2,604
Payable for administrative fee (Note 5)	132
Accrued expenses (Note 5)	6,299
TOTAL LIABILITIES		129,435
Net assets for 362,509 shares outstanding		$4,745,804
Net Assets Consists of:
Paid-in capital		$3,021,666
Total distributable earnings (loss)		1,724,138
TOTAL NET ASSETS		$4,745,804
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$4,745,804 ÷ 362,509 shares outstanding, no par value, unlimited shares authorized		$13.09
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended November 30, 2019 (unaudited)
Investment Income:
Dividends (including $1,392 received from affiliated holdings* and net of foreign taxes withheld of $2,428)			$25,688
Interest			1,463
TOTAL INCOME			27,151
Expenses:
Investment adviser fee (Note 5)		$21,919
Administrative fee (Note 5)		132
Custodian fees		13,612
Transfer agent fees (Note 2)		14,843
Directors'/Trustees' fees (Note 5)		4,976
Auditing fees		3,074
Legal fees		6,653
Portfolio accounting fees		27,585
Share registration costs		6,304
Printing and postage		1,199
Taxes		3,060
Miscellaneous (Note 5)		3,989
TOTAL EXPENSES		107,346
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(21,592)
Reimbursements of other operating expenses (Notes 2 and 5)	(62,642)
TOTAL WAIVER AND REIMBURSEMENTS		(84,234)
Net expenses			23,112
Net investment income			4,039
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions			188,584
Net change in unrealized depreciation of investments and translation of assets and liabilities in foreign currency			285,898
Net realized and unrealized gain (loss) on investments and foreign currency transactions			474,482
Change in net assets resulting from operations			$478,521
*	See information noted after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 11/30/2019	Year Ended 5/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,039	$33,439
Net realized gain	188,584	131,048
Net change in unrealized appreciation/depreciation	285,898	(590,293)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	478,521	(425,806)
Distributions to Shareholders:
Class A Shares	—	(5,587)
Institutional Shares	—	(723,144)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	—	(728,731)
Share Transactions:
Proceeds from sale of shares	84,123	75,489
Net asset value of shares issued to shareholders in payment of distributions declared	—	728,731
Cost of shares redeemed	(1,319,349)	(397,086)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,235,226)	407,134
Payment by Affiliate (Note 5)	—	3,658
Change in net assets	(756,705)	(743,745)
Net Assets:
Beginning of period	5,502,509	6,246,254
End of period	$4,745,804	$5,502,509
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
November 30, 2019 (unaudited)
1. Organization
Federated Adviser Series (the “Trust”) was established as a Delaware statutory trust on July 12, 2017 and is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eleven portfolios. The financial statements included herein are only those of Federated International Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
On August 26, 2019, the Fund's Class A Shares, Class C Shares and Class R6 Shares became effective with the Securities and Exchange Commission (SEC), but are not yet offered for sale.
PNC International Growth Fund (the “Predecessor Fund”) was reorganized into the Fund as of the close of business on November 15, 2019. The Fund is the successor to the Predecessor Fund and assumed all of its net assets pursuant to a tax-free reorganization involving the Fund and the Predecessor Fund. The Fund is the legal entity survivor and the Predecessor Fund is the accounting and tax survivor of the reorganization. In connection with the reorganization, Class A, Class I and Class R6 shares of the Predecessor Fund were exchanged for Institutional Shares of the Fund. Prior to November 15, 2019, the Fund had no investment operations and accordingly, the performance and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or
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dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustee.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustee have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment Income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $80,661 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended November 30, 2019, transfer agent fees and share registration costs for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Share Registration Costs
Class A Shares	$5,099	$(5,099)	$1,202
Institutional Shares	$5,044	$(4,869)	$4,183
Class R6 Shares	$4,700	$(4,700)	$919
TOTAL	$14,843	$(14,668)	$6,304
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended November 30, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2019, tax years 2016 through 2019 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the state of Delaware.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. shares of beneficial interest
The following tables summarize share activity:
	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	39	$500	2,309	$28,111
Shares issued to shareholders in payment of distributions declared	—	—	527	5,587
Shares redeemed/exchanged	(5,889)	(75,627)	(161)	(1,921)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,850)	$(75,127)	2,675	$31,777

	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	1,733	$20,001
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed/exchanged	(1,733)	(22,380)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(1,733)	$(22,380)	1,733	$20,001
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	Six Months Ended 11/30/2019		Year Ended 5/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	655	$8,125	2,198	$27,377
Proceeds from shares issued in connection with the exchange of shares from Class A and Class R6 to Institutional	5,847	75,498	—	—
Shares issued to shareholders in payment of distributions declared	—	—	68,415	723,144
Shares redeemed	(99,775)	(1,221,342)	(33,927)	(395,165)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(93,273)	$(1,137,719)	36,686	355,356
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(100,896)	$(1,235,226)	41,094	$407,134
4. FEDERAL TAX INFORMATION
At November 30, 2019, the cost of investments for federal tax purposes was $3,336,085. The net unrealized appreciation of investments for federal tax purposes was $1,468,432. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,507,682 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,250.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. Prior to November 18, 2019, the annual advisory fee was 0.80% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the period November 18, 2019 to November 30, 2019, the Adviser voluntarily waived its entire fee of $1,258 and voluntary reimbursed $151 of transfer agent fees and $10,208 of other operating expenses.
For the six months ended November 30, 2019, the former Adviser, waived $20,334 of its fee and voluntarily reimbursed $14,665 of transfer agent fees and $37,618 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the period November 18, 2019 to November 30, 2019, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Prior to November 18, 2019, the former Adviser was a party to a Co-Administration and Accounting Service Agreement, pursuant to which the former Adviser served as a Co-Administrator to the Predecessor Fund and was entitled to an annual fee up to 0.05% of the Predecessor Fund's average aggregate net assets. For their services as Co-Administrator, approximately 0.0247% was allocated to the former Adviser. For the six months ended November 30, 2019, the former Adviser was paid $1,191.
Interfund Transactions
During the six months ended November 30, 2019, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $239,736 and $151,462, respectively.
Expense Limitation
The Adviser and certain of its affiliates (which may include, FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 18, 2019, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, tax reclaim recovery fees, proxy-related expenses and extraordinary expenses paid by the Fund, if any) paid by the Fund's Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.85% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) December 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Prior to November 18, 2019, the Fund's former Adviser had contractually agreed to waive fees and reimburse expenses, other than certain excluded expenses, to the extent necessary so that the total annual fund operating expenses of the Predecessor Fund's Class A, Class I and Class R6 Shares did not exceed 1,11%, 0.85% and 0.84%, respectively, of average daily net assets. This expense limitation applied until September 29, 2019.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of November 30, 2019, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
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Payment by Affiliate
During the fiscal year ended May 31, 2019, payments were made by the former Adviser in the amount of $3,658 for trade errors in the Predecessor Fund. This amount is included as Payment by Affiliate in the Fund's Statements of Changes.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended November 30, 2019, were as follows:
Purchases	$2,313,779
Sales	$3,479,243
7. Concentration of risk
The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of November 30, 2019, there were no outstanding loans. During the six months ended November 30, 2019, the program was not utilized.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2019 to November 30, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 6/1/2019	Ending Account Value 11/30/2019	Expenses Paid During Period[1]
Actual	$1,000	$1,101.90	$4.41
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.80	$4.24
1	Expenses are equal to the Fund's annualized net expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
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Evaluation and Approval of Advisory Contract–May 2019
Federated International Growth Fund (THE “FUND”)
At its meetings in May 2019, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved for an initial two-year term a proposed investment advisory contract with Federated Global Investment Management Corp. (the “Adviser”) on behalf of the Fund. The Board's decision to approve the advisory contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new investment vehicle, as proposed by Federated Investors, Inc. (together with its wholly owned subsidiaries, “Federated”), and based on information requested by the Board and provided by Federated, as well as Federated's recommendation to go forward with the development of the Fund.
The Fund is a newly-organized investment portfolio of Federated Adviser Series and successor to a corresponding series of PNC Funds (the “Predecessor Fund”) pursuant to a reorganization that is expected to take place in November 2019. The Fund is expected to have an investment objective and strategies substantially similar to those of the Predecessor Fund. The reorganization is part of the sale by the Predecessor Fund's investment adviser, PNC Capital Advisors, LLC (the “Predecessor Fund Adviser”), to Federated relating to the Predecessor Fund Adviser's business of providing investment management services to mutual funds (including the Predecessor Fund) and certain separate accounts and separately managed accounts (the “Acquisition”).
At the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, including additional materials relating to the proposed Fund presented to the Board by Federated, at its May 2019 meetings, in evaluating the reasonableness of the Fund's proposed management fee and in deciding to approve the proposed investment advisory contract. The Board also considered the materials and presentations received by the Board at its May 2019 meetings, including materials provided by Federated and the CCO's independent written evaluation, in connection with its annual approval of the continuation of the advisory contracts for the other funds advised by Federated (each, a “Federated Fund”). The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent
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Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund or its predecessor fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser and its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's proposed investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing, and working Federated on matters relating to the other Federated Funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
At the May meetings, in addition to separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the proposed advisory contract.
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The Board's consideration of the proposed investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Predecessor Fund's performance; the Fund's proposed investment objectives; the Fund's anticipated fees and expenses (including the proposed advisory fee itself and the overall estimated expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary fee waivers and expense limitations); the use and allocation of brokerage commissions to be derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services to be provided to the Fund by the Adviser and its affiliates. The Board also considered the extensive due diligence reviews conducted by Federated in connection with the Acquisition; the likely preferences and expectations of anticipated Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies that are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the proposed contractual advisory fee rates, proposed net advisory fee rates, anticipated total expense ratios and each element of the Fund's anticipated total expense ratios (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily
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available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's anticipated investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund will compete. The Board also considered that the Adviser and its affiliates had agreed to limit the Fund's total expense ratios at specified levels for a period of one year from the date of the reorganization of the Predecessor Fund into the Fund.
The Board reviewed the proposed contractual advisory fee rate, proposed net advisory fee rate and other proposed expenses of the Fund and noted the position of the Fund's proposed fee rates relative to its Peer Group. In this regard, the Board noted that the proposed contractual advisory fee rate of the Fund was below the median of the relevant Peer Group.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referred to as “Other Funds/Accounts”). The CCO provided information to the Board regarding the Other Funds/Accounts other than third-party mutual funds, and the CCO concluded that they are inherently different products in light of, among other differences, different types of targeted investors, different applicable laws and regulations, different legal structures, and different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs. The CCO also reviewed the fees and expenses of other Federated Funds with investment objectives and strategies similar to those proposed for the Fund.
The CCO Fee Evaluation Report indicated that the proposed management fee, after projected waivers, was reasonable. The Board reviewed the proposed fees and other proposed expenses of the Fund and was satisfied that the overall proposed expense structure of the Fund appeared to be appropriate.
The Board considered the nature, extent and quality of the services to be provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's organizational structure, personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that will benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio managers who will be primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. In this regard, the Board considered that each of the portfolio managers of the Fund had managed the Predecessor Fund since its inception prior to becoming employees of Federated, that the Fund is expected to have an investment objective and investment strategies that are
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substantially similar to those of the Predecessor Fund, and that the portfolio managers are expected to implement the Fund's proposed investment strategies in a manner consistent with their implementation of those of the Predecessor Fund.
The Board also noted the compliance program of the Adviser and the compliance-related resources to be provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's anticipated ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is anticipated to execute the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services to be provided to the Fund warrant the approval of the proposed advisory contract.
The Board noted that the Fund is newly formed and did not have a prior performance record, but considered the performance of the Predecessor Fund, which was previously managed by the Predecessor Fund Adviser and had the same portfolio managers who will be primarily responsible for the day-to-day management of the Fund. The Board reviewed the performance track record of the Predecessor Fund over different times periods and evaluated Federated's analysis of the Predecessor Fund's performance for these time periods, recognizing that the Fund is expected to assume the performance history of the Predecessor Fund. Federated also provided additional information to the Board about the broad range of the portfolio management team's investment experience and its investment philosophy and process. Based on these considerations, the Board concluded that it was satisfied that the Adviser has the capability of providing satisfactory investment performance for the Fund.
In connection with the Board's governance of other Federated Funds, the Board noted that it regularly receives financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derives from its relationships with the other Federated Funds. This information covers not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated Funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also details any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, Federated frequently
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waives fees and/or reimburses expenses and has disclosed to fund investors and/or indicated to the Board its intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
The Board also considered possible indirect benefits that may accrue to the Adviser and its affiliates as a result of the Acquisition. Because the Board was considering the advisory contract in the context of Federated's proposal to create a new Federated Fund, any other indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationships with the Fund, including those mentioned above, are essentially impossible to apply before the Fund has experienced any meaningful operating history.
Federated furnished information, requested by the CCO, that reported projected revenues for the Fund, as detailed cost allocation reports had not yet been projected for this Fund. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The CCO noted that the Fund was new to Federated and any projected cost allocation and/or profit margin does not represent the full or actual cost of operating a Federated Fund and makes only rough estimates of the cost to launch a Federated Fund. The CCO also noted that, while the Fund is expected to grow in size, the creation and maintenance of the Fund requires a substantial initial investment. The allocation information, including the CCO's view that the estimations regarding the Fund may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. The CCO noted that while Federated regularly undertakes to establish new Federated Funds and maintains a number of other smaller Federated Funds that, while expected to grow to a greater size, nevertheless require substantial investment and waiver or assumption of fees and other expenses in order to deliver them to the marketplace. Based on this and other relevant information, the CCO concluded that Federated's projected profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes
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for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated's investments in these areas are extensive. In addition, the Board considered that Federated has frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory contract, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size. The CCO did not recommend institution of breakpoints in pricing Federated's proposed advisory services to the Fund at this time, noting that it would review future asset growth and the appropriateness of any potential future breakpoints as part of its future annual review of the advisory contract.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the proposed management fee for the Fund was reasonable.
The Board based its decision to approve the proposed investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the proposed investment advisory contract reflects its view that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other Federated Funds (which the Board has found to be satisfactory with respect to such other Federated Funds), provide a satisfactory basis to support the decision to approve the proposed arrangements.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated International Growth Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31423A648
Q454743 (1/20)
Federated is a registered trademark of Federated Investors, Inc.
2020 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Adviser Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date January 23, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date January 23, 2020